                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  12-31-05
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments

ANNUAL REPORT

DECEMBER 31, 2005

[image of boy with toy plane]

VP Inflation Protection Fund

[american century investments logo and text logo]

Table of Contents

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Inflation Protection - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2005
                                                 --------------
                                                 AVERAGE ANNUAL
                                                    RETURNS
--------------------------------------------------------------------------------
                                                     SINCE        INCEPTION
                                        1 YEAR     INCEPTION         DATE
------------------------------------------------------------------------------
CLASS II                                1.56%       4.30%(1)       12/31/02
------------------------------------------------------------------------------
BLENDED INDEX(2)                        2.51%          4.67%          --
------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(3)                     2.86%          6.47%          --
------------------------------------------------------------------------------
Class I                                 1.81%          5.54%        5/7/04
------------------------------------------------------------------------------

(1) The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(2) See Additional Information page.

(3) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------

VP Inflation Protection - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 31, 2002

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
------------------------------------------------------------------------------
                                                 2003       2004       2005
------------------------------------------------------------------------------
Class II                                         5.61%      5.81%      1.56%
------------------------------------------------------------------------------
Blended index                                    5.75%      5.78%      2.51%
------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked Securities Index                8.26%      8.40%      2.86%
------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

VP Inflation Protection - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

VP Inflation Protection returned 1.81%* for the fiscal year ended December 31,
2005, compared with the 2.86% return of the Citigroup U.S. Inflation-Linked
Securities Index and the 2.51% return of the blended index. (Please see pages 2 and 3 for additional performance information.) It's worth noting, however, that expenses do not reduce the returns of either the Citigroup index or the blended index. Speaking of the blended index, it represents 55% Citigroup U.S.
Inflation-Linked Securities Index, 25% Citigroup Government-Sponsored 1- to
3-Year Index, and 20% Citigroup 15-Year Mortgage Index.

For most of the fiscal year, VP Inflation Protection held a conservative overweight in inflation-linked bonds, which generally outperformed traditional government agency and mortgage-backed securities. We discuss the economic and bond market backdrop that produced those results in the sections that follow and cover the portfolio strategies that we employed in the Portfolio Positioning &
Strategy section on the next page.

ECONOMIC REVIEW

The U.S. economy grew at a moderate but resilient pace in 2005, expanding by an estimated 3.5% (based on real, annualized GDP) as labor market conditions generally improved and in spite of sharply elevated energy prices and higher short-term interest rates. On the jobs front, the national unemployment rate declined from 5.4% in December 2004 to 4.9% in December 2005. Meanwhile, energy costs jumped by an unadjusted 17.1% (as gauged by the energy component of the consumer price index) in 2005 as crude oil surged to near $70 per barrel during the year's devastating hurricane season. Attempting to keep inflation under control, the Federal Reserve raised its benchmark short-term interest rate target from 2.25% in December 2004 to 4.25% in December 2005.

BOND MARKET REVIEW

The Lehman Brothers U.S. Aggregate Index--representing the broad, taxable, investment-grade U.S. bond market--returned 2.43% in that environment, its lowest calendar-year return since 1999,

ASSET ALLOCATION
---------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       12/31/05               6/30/05
---------------------------------------------------------------------------
U.S. Treasury Securities                 55.2%                 55.5%
---------------------------------------------------------------------------
U.S. Government
Agency Securities                        13.7%                 14.3%
---------------------------------------------------------------------------
Corporate Bonds                           8.9%                  8.8%
---------------------------------------------------------------------------
Collateralized Mortgage
Obligations                               7.1%                  5.7%
---------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                6.4%                  6.9%
---------------------------------------------------------------------------
Zero-Coupon  U.S. Government
Agency Securities                         3.0%                  3.2%
---------------------------------------------------------------------------
Asset-Backed Securities                   2.2%                  2.8%
---------------------------------------------------------------------------
Zero-Coupon  U.S. Treasury
Securities & Equivalents                  1.8%                  1.0%
---------------------------------------------------------------------------
Commercial Paper                          1.7%                  1.8%
---------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                                    (continued)

------

VP Inflation Protection - Portfolio Commentary

as long-maturity/duration bonds and notes outperformed short-maturity/duration bonds and notes. Translating that performance into the perspective of VP
Inflation Protection's blended index components, the Citigroup U.S.
Inflation-Linked Securities Index returned 2.86%, handily outpacing the 2.27%
return of the Citigroup 15-Year Mortgage Index, as well as the 1.91% return of the Citigroup Government-Sponsored 1- to 3-Year Index.

As those returns help to illustrate, inflation-linked securities turned in respectable performances compared with other types of bonds even as breakevens declined and interest rates rose. Representing the yield gap between Treasury
Inflation Protected Securities (TIPS) and traditional Treasurys, breakevens on five-, 10-, and 30-year TIPS fell approximately 35 basis points (0.35%), 25 basis points, and 33 basis points, respectively.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, we continued to manage VP Inflation Protection with long-term performance in mind while employing a strategy that seeks to protect against U.S. inflation. During the fiscal year, that meant putting incoming cash to work in a variety of debt securities, including what we believed to be attractively valued TIPS. And we bought a wide range of maturities in an attempt to provide performance representative of the broad TIPS market.

We also worked closely with our credit research team to monitor the inflation-linked bond market in search of attractive opportunities outside of
TIPS. Those efforts led us to add some corporate inflation-indexed bonds that reset monthly off of the consumer price index. And we increased the portfolio's already-established position in inflation-linked securities issued by the
Tennessee Valley Authority.

With regard to the portfolio's government agency slice, we picked up a variety of bonds that we believe will enhance VP Inflation Protection's long-term performance. For example, we added some securities issued by the Federal Home
Loan Bank maturing in 2008 and picked up bonds in several maturity ranges issued by the Private Export Funding Corporation.

Lastly, we continued to generally employ "mortgage rolls" for the portfolio's mortgage slice while leaning toward asset-backed securities over residential mortgage-backed products.

PORTFOLIO AT A GLANCE
-----------------------------------------------------------------
                                       AS OF            AS OF
                                     12/31/05          6/30/05
-----------------------------------------------------------------
30-Day SEC Yield
    Class I                           4.31%             6.85%
    Class II                          4.06%             6.60%
-----------------------------------------------------------------
Weighted Average
Maturity                            7.6 years         7.7 years
-----------------------------------------------------------------
Average Duration
(effective)                         4.8 years         5.1 years
-----------------------------------------------------------------

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    (continued)

------

Shareholder Fee Example (Unaudited)

-----------------------------------------------------------------------------
                                                  EXPENSES PAID
                   BEGINNING         ENDING      DURING PERIOD*   ANNUALIZED
                 ACCOUNT VALUE   ACCOUNT VALUE      7/1/05 -        EXPENSE
                    7/1/05         12/31/05         12/31/05        RATIO*
-----------------------------------------------------------------------------
VP INFLATION PROTECTION SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------
Class I              $1,000          $998.70           $2.47        0.49%
-----------------------------------------------------------------------------
Class II             $1,000          $997.40           $3.73        0.74%
-----------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------
Class I              $1,000        $1,022.74           $2.50        0.49%
-----------------------------------------------------------------------------
Class II             $1,000        $1,021.48           $3.77        0.74%
-----------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 57.5%
--------------------------------------------------------------------------------
      $24,250,118  U.S. Treasury Inflation Indexed
                   Bonds, 2.375%, 1/15/25(1)                       $ 25,494,851
--------------------------------------------------------------------------------
       18,748,826  U.S. Treasury Inflation Indexed
                   Bonds, 3.625%, 4/15/28                            24,191,853
--------------------------------------------------------------------------------
       10,679,990  U.S. Treasury Inflation Indexed
                   Bonds, 3.875%, 4/15/29                            14,414,745
--------------------------------------------------------------------------------
        8,118,466  U.S. Treasury Inflation Indexed
                   Bonds, 3.375%, 4/15/32                            10,563,520
--------------------------------------------------------------------------------
          314,283  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/07                               316,689
--------------------------------------------------------------------------------
       14,855,963  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                            15,259,288
--------------------------------------------------------------------------------
        5,465,160  U.S. Treasury Inflation Indexed
                   Notes, 3.875%, 1/15/09                             5,745,681
--------------------------------------------------------------------------------
       11,175,355  U.S. Treasury Inflation Indexed
                   Notes, 4.25%, 1/15/10                             12,118,287
--------------------------------------------------------------------------------
       16,690,340  U.S. Treasury Inflation Indexed
                   Notes, 0.875%, 4/15/10                            15,872,129
--------------------------------------------------------------------------------
       10,871,610  U.S. Treasury Inflation Indexed
                   Notes, 3.50%, 1/15/11                             11,622,436
--------------------------------------------------------------------------------
        9,927,045  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/12                            10,677,391
--------------------------------------------------------------------------------
       15,508,500  U.S. Treasury Inflation Indexed
                   Notes, 3.00%, 7/15/12                             16,402,674
--------------------------------------------------------------------------------
       21,309,442  U.S. Treasury Inflation Indexed
                   Notes, 1.875%, 7/15/13                            21,024,770
--------------------------------------------------------------------------------
       16,707,915  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/14                             16,618,511
--------------------------------------------------------------------------------
       19,151,781  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14                             19,050,794
--------------------------------------------------------------------------------
       10,013,760  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15                             9,650,371
--------------------------------------------------------------------------------
       18,764,434  U.S. Treasury Inflation Indexed
                   Notes, 1.875%, 7/15/15                            18,459,530
--------------------------------------------------------------------------------
        7,500,000  U.S. Treasury Notes,
                   4.25%, 10/31/07                                    7,480,373
--------------------------------------------------------------------------------
        2,400,000  U.S. Treasury Notes,
                   4.375%, 11/15/08                                   2,401,126
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $259,180,260)                                                 257,365,019
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 14.2%
--------------------------------------------------------------------------------
        6,250,000  FAMCA, 2.50%, 2/15/07                              6,098,812
--------------------------------------------------------------------------------
        4,000,000  FAMCA, 3.375%, 2/15/09                             3,848,380
--------------------------------------------------------------------------------
        2,000,000  FAMCA, 6.71%, 7/28/14                              2,267,972
--------------------------------------------------------------------------------
        2,000,000  FFCB, 2.60%, 9/7/06                                1,972,984
--------------------------------------------------------------------------------
        4,000,000  FFCB, 4.60%, 1/23/07                               3,993,740
--------------------------------------------------------------------------------
        2,000,000  FFCB, 3.80%, 9/7/07                                1,970,746
--------------------------------------------------------------------------------
        2,000,000  FFCB, 2.625%, 9/17/07                              1,933,864
--------------------------------------------------------------------------------
        2,000,000  FFCB, 3.05%, 4/15/08                               1,929,458
--------------------------------------------------------------------------------
        3,000,000  FHLB, 4.125%, 4/18/08                              2,963,976
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $2,000,000  FHLB, 2.625%, 7/15/08                           $  1,904,084
--------------------------------------------------------------------------------
        3,000,000  FHLB, 3.625%, 11/14/08                             2,917,524
--------------------------------------------------------------------------------
        2,500,000  FHLB, 4.375%, 9/17/10                              2,463,755
--------------------------------------------------------------------------------
        2,000,000  FNMA, VRN, 5.83%, 1/17/06,
                   resets monthly off the
                   Consumer Price Index plus
                   1.14% with no caps,
                   Final Maturity 2/17/09                             1,949,600
--------------------------------------------------------------------------------
        2,000,000  PEFCO, 7.17%, 5/15/07
                   (Acquired 3/29/05,
                   Cost $2,125,820)(2)                                2,063,818
--------------------------------------------------------------------------------
        2,000,000  PEFCO, 3.375%, 2/15/09                             1,926,724
--------------------------------------------------------------------------------
        1,500,000  PEFCO, 5.69%, 5/15/12                              1,572,093
--------------------------------------------------------------------------------
        2,200,000  PEFCO, 4.97%, 8/15/13                              2,220,570
--------------------------------------------------------------------------------
        4,000,000  PEFCO, 4.55%, 5/15/15                              3,923,240
--------------------------------------------------------------------------------
       15,720,411  TVA Inflation Indexed
                   Notes 3.375%, 1/15/07                             15,846,960
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $64,835,125)                                                   63,768,300
--------------------------------------------------------------------------------
CORPORATE BONDS - 9.3%
--------------------------------------------------------------------------------
          529,000  HSBC Finance Corp., VRN,
                   5.43%, 1/10/06, resets
                   monthly off the Consumer
                   Price Index Year over Year
                   plus 1.08% with no caps,
                   Final Maturity 9/10/09                               503,650
--------------------------------------------------------------------------------
        3,000,000  HSBC Finance Corp., VRN,
                   5.46%, 1/10/06, resets
                   monthly off the Consumer
                   Price Index Year over Year
                   plus 1.11% with no caps,
                   Final Maturity 2/10/10                             2,885,040
--------------------------------------------------------------------------------
        1,000,000  HSBC Finance Corp., VRN,
                   5.54%, 1/10/06, resets
                   monthly off the Consumer
                   Price Index Year over Year
                   plus 1.19% with no caps,
                   Final Maturity 2/10/09                               962,540
--------------------------------------------------------------------------------
        1,000,000  Lehman Brothers Holdings Inc.,
                   VRN, 6.76%, 1/10/06, resets
                   monthly off the Consumer Price
                   Index Year over Year plus 2.07%
                   with no caps, Final Maturity 11/10/15                993,800
--------------------------------------------------------------------------------
        4,020,000  Lehman Brothers Holdings Inc.,
                   VRN, 6.15%, 1/23/06, resets
                   monthly off the Consumer Price
                   Index Year over Year plus 1.46% with
                   no caps, Final Maturity 3/23/12                    3,834,477
--------------------------------------------------------------------------------
        4,500,000  Merrill Lynch & Co., Inc.,
                   VRN, 5.85%, 1/3/06, resets
                   monthly off the Consumer Price
                   Index plus 1.16% with no caps,
                   Final Maturity 3/2/09                              4,362,975
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $4,311,000  Merrill Lynch & Co., Inc.,
                   VRN, 5.49%, 1/12/06, resets
                   monthly off the Consumer Price
                   Index Year over Year plus 0.80%
                   with no caps, Final Maturity 3/12/07            $  4,274,012
--------------------------------------------------------------------------------
        4,000,000  Morgan Stanley, VRN,
                   6.875%, 1/3/06, resets monthly
                   off the Consumer Price Index
                   Year over Year plus 2.10% with
                   no caps, Final Maturity 12/1/17                    3,956,320
--------------------------------------------------------------------------------
        2,000,000  Principal Life Income
                   Funding Trusts, VRN, 5.74%,
                   1/1/06, resets monthly off the
                   Consumer Price Index Year over
                   Year plus 1.05% with no caps,
                   Final Maturity 4/1/08                              1,942,020
--------------------------------------------------------------------------------
       10,000,000  SLM Corporation, 1.32%,
                   1/25/10                                            9,676,751
--------------------------------------------------------------------------------
        8,412,880  Toyota Motor Credit Corp.
                   Inflation Indexed Bonds,
                   1.22%, 10/1/09                                     8,097,565
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $43,045,175)                                                   41,489,150
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 7.3%
--------------------------------------------------------------------------------
        2,999,642  Banc of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 4.52%, 1/15/06, resets
                   monthly off the 1-month LIBOR
                   plus 0.15% with no caps,
                   Final Maturity 8/15/07
                   (Acquired 11/18/05,
                   Cost $2,999,642)(2)                                3,000,392
--------------------------------------------------------------------------------
        1,000,000  Bear Stearns Adjustable
                   Rate Mortgage Trust, Series
                   2005-4, Class 2A2,
                   4.57%, 8/25/35                                       972,778
--------------------------------------------------------------------------------
        2,000,000  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2003 T12, Class A2 SEQ,
                   3.88%, 8/1/39                                      1,926,240
--------------------------------------------------------------------------------
           75,151  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 4.50%,
                   1/16/06, resets monthly off
                   the 1-month LIBOR plus 0.13%
                   with no caps, Final Maturity
                   7/15/08 (Acquired 8/19/04,
                   Cost $75,151)(2)                                      75,204
--------------------------------------------------------------------------------
        2,999,676  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1, VRN,
                   4.52%, 1/17/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps, Final Maturity 11/15/17
                   (Acquired 11/18/05,
                   Cost $2,999,676)(2)                                3,001,301
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $1,296,270  GNMA, Series 2003-112,
                   Class MN, 4.00%, 5/16/25                        $  1,281,502
--------------------------------------------------------------------------------
        2,000,000  GNMA, Series 2005-24, Class
                   UB SEQ, 5.00%, 1/20/31                             1,972,618
--------------------------------------------------------------------------------
        2,000,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG3, Class A2
                   SEQ, 4.31%, 8/10/42                                1,948,762
--------------------------------------------------------------------------------
        1,000,000  LB-UBS Commercial
                   Mortgage Trust, Series 2003
                   C5, Class A2 SEQ, 3.48%, 7/15/27                     965,646
--------------------------------------------------------------------------------
        5,000,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2,
                   4.57%, 6/15/29                                     4,946,811
--------------------------------------------------------------------------------
        2,000,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C2, Class A2 SEQ,
                   4.82%, 4/15/30                                     1,982,424
--------------------------------------------------------------------------------
        2,000,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A3,
                   4.65%, 7/30/30                                     1,949,916
--------------------------------------------------------------------------------
        3,000,000  Morgan Stanley Capital I,
                   Series 2004 HQ3, Class A2
                   SEQ, 4.05%, 1/13/41                                2,893,233
--------------------------------------------------------------------------------
        1,994,419  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN, 4.47%,
                   1/17/06, resets monthly off
                   the 1-month LIBOR plus 0.10%
                   with no caps, Final Maturity
                   1/15/18 (Acquired 3/24/05,
                   Cost $1,994,419)(2)                                1,995,141
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual, Inc.,
                   Series 2004 AR4, Class A6,
                   3.81%, 6/25/34                                     1,922,902
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual, Inc.,
                   Series 2004 AR9, Class A6,
                   4.28%, 8/25/34                                     1,945,596
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,198,539)                                                   32,780,466
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 6.7%
--------------------------------------------------------------------------------
        5,000,000  FHLMC, 5.00%, settlement
                   date 1/18/06(4)                                    4,950,000
--------------------------------------------------------------------------------
        6,000,000  FHLMC, 5.50%, settlement
                   date 1/18/06(4)                                    6,035,628
--------------------------------------------------------------------------------
          905,588  FHLMC, 4.50%, 5/1/19                                 882,570
--------------------------------------------------------------------------------
          519,012  FHLMC, 5.50%, 12/1/33                                515,519
--------------------------------------------------------------------------------
        5,000,000  FNMA, settlement date
                   1/19/05, 5.00%(4)                                  4,946,875
--------------------------------------------------------------------------------
        7,000,000  FNMA, settlement date
                   1/19/05, 5.50%(4)                                  7,043,749
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $  197,525  GNMA, 6.00%, 6/20/17                            $    201,799
--------------------------------------------------------------------------------
          254,317  GNMA, 6.00%, 7/20/17                                 259,820
--------------------------------------------------------------------------------
          977,465  GNMA, 6.00%, 5/15/24                               1,003,153
--------------------------------------------------------------------------------
        3,998,947  GNMA, 5.50%, 9/20/34                               4,016,427
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $29,861,807)                                                   29,855,540
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(5) - 3.1%
--------------------------------------------------------------------------------
           25,000  FICO STRIPS - COUPON,
                   4.23%, 11/30/07                                       22,889
--------------------------------------------------------------------------------
          125,000  FICO STRIPS - COUPON,
                   4.40%, 11/30/08                                      109,172
--------------------------------------------------------------------------------
        1,700,000  FICO STRIPS - COUPON,
                   3.875%, 3/7/09                                     1,466,046
--------------------------------------------------------------------------------
          800,000  FICO STRIPS - COUPON,
                   4.39%, 6/6/09                                        682,078
--------------------------------------------------------------------------------
        3,285,000  FICO STRIPS - COUPON,
                   4.01%, 11/11/09                                    2,745,869
--------------------------------------------------------------------------------
        3,000,000  FICO STRIPS - COUPON,
                   3.82%, 6/6/10                                      2,451,660
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   4.31%, 9/26/10                                     1,614,744
--------------------------------------------------------------------------------
          485,000  FICO STRIPS - COUPON,
                   4.58%, 11/30/10                                      388,295
--------------------------------------------------------------------------------
        1,763,000  FICO STRIPS - COUPON,
                   4.83%, 3/26/12                                     1,318,297
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   4.39%, 10/6/12                                     1,456,578
--------------------------------------------------------------------------------
          900,000  Government Trust Certificates,
                   2.87%, 5/15/08                                       808,059
--------------------------------------------------------------------------------
        1,000,000  Government Trust Certificates,
                   3.06%, 11/15/08                                      877,165
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT  AGENCY SECURITIES
(Cost $14,264,192)                                                   13,940,852
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) - 2.3%
--------------------------------------------------------------------------------
          340,000  Atlantic City Electric Transition
                   Funding LLC, Series 2003-1,
                   Class A1 SEQ, 2.89%, 7/20/11                         329,127
--------------------------------------------------------------------------------
        2,000,000  CNH Equipment Trust,
                   Series 2004 A, Class A3A,
                   VRN, 4.44%, 1/17/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with no
                   caps, Final Maturity 10/15/18                      2,001,984
--------------------------------------------------------------------------------
        3,960,000  MBNA Credit Card Master
                   Note Trust, Series 2003 A2,
                   Class A2, VRN, 4.42%, 1/13/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.05% with no
                   caps, Final Maturity 8/15/08                       3,962,971
--------------------------------------------------------------------------------
       $  632,594  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN, 4.55%,
                   1/25/06, resets monthly off
                   the 1-month LIBOR plus 0.17%
                   with a cap of 14.00%,
                   Final Maturity 5/25/27                          $    633,110
--------------------------------------------------------------------------------
        2,409,477  Structured Asset Securities
                   Corp., Series 2005 WF2, Class A1,
                   VRN, 4.46%, 1/25/06, resets monthly
                   off the 1-month LIBOR plus 0.08%
                   with no caps, Final Maturity 5/25/35               2,409,862
--------------------------------------------------------------------------------
          924,736  WFS Financial Owner Trust,
                   Series 2002-3, Class A4 SEQ,
                   3.50%, 2/20/10                                       918,522
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $10,268,331)                                                   10,255,576
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES & EQUIVALENTS(5) - 1.9%
--------------------------------------------------------------------------------
        1,000,000  AID (Israel), 2.64%, 2/15/07                         951,091
--------------------------------------------------------------------------------
          308,000  AID (Israel), 2.64%, 3/15/07                         291,823
--------------------------------------------------------------------------------
          493,000  Federal Judiciary, 3.37%,
                   2/15/07                                              468,785
--------------------------------------------------------------------------------
          242,000  Federal Judiciary, 4.41%,
                   8/15/11                                              187,836
--------------------------------------------------------------------------------
           12,000  Federal Judiciary, 4.60%,
                   8/15/12                                                8,886
--------------------------------------------------------------------------------
        4,351,000  Federal Judiciary, 4.85%,
                   8/15/13                                            3,060,777
--------------------------------------------------------------------------------
          353,000  REFCORP STRIPS - COUPON,
                   3.61%, 10/15/08                                      312,548
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS - COUPON,
                   3.68%, 1/15/09                                     1,750,840
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS - COUPON,
                   4.51%, 1/15/14                                     1,389,467
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $8,469,410)                                                     8,422,053
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.8%
--------------------------------------------------------------------------------
        8,056,000  Rabobank USA Financial
                   Corp., 4.125%, 1/3/06(6)
(Cost $8,054,154)                                                     8,056,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 104.1%
(Cost $ 471,176,993)                                                465,932,956
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (4.1)%                              (18,469,034)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $447,463,922
================================================================================

See Notes to Financial Statements.                                  (continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2005

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FAMCA = Federal Agricultural Mortgage Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LB-UBS = Lehman Brothers Inc. - UBS AG

LIBOR = London Interbank Offered Rate

PEFCO = Private Export Funding Corporation

REFCORP = Resolution Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.

(1) Security, or a portion thereof, has been segregated for forward commitments.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2005, was
    $10,135,856, which represented 2.3% of total net assets.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment.

(5) The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(6) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

DECEMBER 31, 2005

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $471,176,993)                                    $465,932,956
------------------------------------------------------
Cash                                                                  1,027,750
------------------------------------------------------
Interest receivable                                                   3,691,530
--------------------------------------------------------------------------------
                                                                    470,652,236
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    22,921,594
------------------------------------------------------
Accrued management fees                                                 180,170
------------------------------------------------------
Distribution fees payable                                                86,550
--------------------------------------------------------------------------------
                                                                     23,188,314
--------------------------------------------------------------------------------

NET ASSETS                                                         $447,463,922
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $453,911,085
------------------------------------------------------
Accumulated net realized
loss on investment transactions                                      (1,203,126)
------------------------------------------------------
Net unrealized depreciation on investments                           (5,244,037)
--------------------------------------------------------------------------------
                                                                   $447,463,922
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $29,039,670
------------------------------------------------------
Shares outstanding                                                    2,829,895
------------------------------------------------------
Net asset value per share                                                $10.26
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $418,424,252
------------------------------------------------------
Shares outstanding                                                   40,775,032
------------------------------------------------------
Net asset value per share                                                $10.26
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------
Interest                                                            $17,994,722
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------
Management fees                                                       1,640,744
------------------------------------------------------
Distribution fees - Class II                                            790,632
------------------------------------------------------
Trustees' fees and expenses                                              26,970
------------------------------------------------------
Other expenses                                                              689
--------------------------------------------------------------------------------
                                                                      2,459,035
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                15,535,687
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------
Net realized gain (loss) on
investment transactions                                              (1,088,953)
------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                        (8,899,079)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (9,988,032)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $ 5,547,655
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2005 AND DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2005              2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $ 15,535,687      $  3,573,350
----------------------------------------
Net realized gain (loss)                           (1,088,953)           78,893
----------------------------------------
Change in net unrealized
appreciation (depreciation)                        (8,899,079)        3,206,348
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting from operations                5,547,655         6,858,591
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------
  Class I                                          (1,003,143)         (127,644)
----------------------------------------
  Class II                                        (14,532,544)       (3,445,706)
----------------------------------------
From net realized gains:
----------------------------------------
  Class I                                              (8,214)               --
----------------------------------------
  Class II                                           (136,267)          (36,984)
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (15,680,168)       (3,610,334)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   246,392,181       174,127,093
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             236,259,668       177,375,350
--------------------------------------------------------------------------------
NET ASSETS
Beginning of period                               211,204,254        33,828,904
--------------------------------------------------------------------------------
End of period                                    $447,463,922      $211,204,254
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

DECEMBER 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Class I shares commenced on May 7, 2004.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis.  In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal

                                                                     (continued)

------

Notes to Financial Statements

DECEMBER 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2005, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $721,602 expiring in 2013, which may be used to offset future taxable gains.

The fund has elected to treat $208,991 of net capital losses incurred in the two-month period ended December 31, 2005, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from
0.2500% to 0.3100%. The effective annual management fee for the fund for the year ended December 31, 2005 was 0.49% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------

Notes to Financial Statements

DECEMBER 31, 2005

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
December 31, 2005, were as follows:

--------------------------------------------------------------------
                                   U.S. TREASURY   NON-U.S. TREASURY
                                     AND AGENCY        AND AGENCY
                                     OBLIGATIONS      OBLIGATIONS
--------------------------------------------------------------------
Purchases                           $454,085,703      $10,911,635
--------------------------------------------------------------------
Proceeds from sales                 $258,711,220       $1,034,680
--------------------------------------------------------------------

As of December 31, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $471,449,526
================================================================================
Gross tax appreciation of investments                              $ 1,793,944
-------------------------------------------------------------
Gross tax depreciation of investments                               (7,310,514)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $(5,516,570)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                  1,925,153     $20,070,921
-----------------------------------------------
Issued in reinvestment of distributions                  97,442       1,011,357
-----------------------------------------------
Redeemed                                               (265,627)     (2,751,334)
--------------------------------------------------------------------------------
Net increase (decrease)                               1,756,968     $18,330,944
================================================================================
PERIOD ENDED DECEMBER 31, 2004(1)
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                  1,137,145     $11,807,637
-----------------------------------------------
Issued in reinvestment of distributions                  12,280         127,644
-----------------------------------------------
Redeemed                                                (76,498)       (796,098)
--------------------------------------------------------------------------------
Net increase (decrease)                               1,072,927     $11,139,183
================================================================================

(1)  May 7, 2004 (commencement of sale) through December 31, 2004.

                                                                    (continued)

------

Notes to Financial Statements

DECEMBER 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                23,907,694     $249,635,578
-----------------------------------------------
Issued in reinvestment
of distributions                                     1,412,486       14,668,811
-----------------------------------------------
Redeemed                                            (3,492,276)     (36,243,152)
--------------------------------------------------------------------------------
Net increase (decrease)                             21,827,904     $228,061,237
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                17,152,086     $178,539,344
-----------------------------------------------
Issued in reinvestment of distributions                336,147        3,482,690
-----------------------------------------------
Redeemed                                            (1,822,771)     (19,034,124)
--------------------------------------------------------------------------------
Net increase (decrease)                             15,665,462     $162,987,910
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2005.

6. OTHER TAX INFORMATION (UNAUDITED)

The fund hereby designates $21,068 as capital gain dividends for the fiscal year ended December 31, 2005.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                              CLASS I
--------------------------------------------------------------------------------
                                                       2005           2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                   $10.55          $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                                 0.47            0.24
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                               (0.28)           0.48
--------------------------------------------------------------------------------
  Total From
  Investment Operations                                 0.19            0.72
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                           (0.47)          (0.24)
-----------------------------------------
  From Net Realized Gains                              (0.01)             --
--------------------------------------------------------------------------------
  Total Distributions                                  (0.48)          (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.26          $10.55
================================================================================
  TOTAL RETURN(2)                                       1.81%           7.37%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                   0.50%        0.49%(3)
-----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                            4.85%        3.52%(3)
-----------------------------------------
Portfolio Turnover Rate                                   82%         108%(4)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                        $29,040         $11,319
--------------------------------------------------------------------------------

(1) May 7, 2004 (commencement of sale) through December 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
---------------------------------------------------------------------------
                                                CLASS II
---------------------------------------------------------------------------
                                2005      2004       2003         2002(1)
---------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.55     $10.31     $10.00        $10.00
---------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.45       0.35       0.24            --(2)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.28)      0.25       0.31            --(2)
---------------------------------------------------------------------------
  Total From
  Investment Operations         0.17       0.60       0.55            --(2)
---------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.45)     (0.35)     (0.24)           --(2)
-------------------------
  From Net Realized Gains      (0.01)     (0.01)        --(2)         --
---------------------------------------------------------------------------
  Total Distributions          (0.46)     (0.36)     (0.24)           --(2)
---------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.26     $10.55     $10.31        $10.00
===========================================================================
  TOTAL RETURN(3)               1.56%      5.81%      5.61%         0.00%
---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              0.75%      0.74%   0.74%(4)   0.50%(4)(5)
-------------------------
Ratio of Net Investment
Income to
Average Net Assets              4.60%      3.40%   2.00%(4)   0.25%(4)(5)
-------------------------
Portfolio Turnover Rate           82%       108%       198%            0%
-------------------------
Net Assets, End of Period
(in thousands)               $418,424   $199,885    $33,829        $3,000
---------------------------------------------------------------------------

(1) For the one day ended December 31, 2002 (fund inception).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) ACIM waived the distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and annualized ratios of net investment income to average net assets would have been 0.75% and 1.99% for the year ended
    December 31, 2003 and 0.75% and 0.00% for the period ended December 31,
    2002, respectively.

(5) Annualized.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Variable Portfolios II, Inc.
and the Shareholders of the VP Inflation Protection Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the VP Inflation Protection Fund
(the sole fund comprising the American Century Variable Portfolios II, Inc.,
hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 8, 2006

------

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                     (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1971
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 34
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                     (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Managing Director, Morgan Stanley (March 2000 to
November 2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-9878.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup U.S. Inflation-Linked Securities Index,
25% Citigroup Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (U.S. Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-345-9878.

------

Notes

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0602
SH-ANN-47669

ITEM 2.  CODE OF ETHICS.

a.        The registrant has adopted a Code of Ethics for Senior Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The registrant's Code of Ethics for Senior Financial Officers was
          filed as Exhibit 12 (a)(1) to American Century Asset Allocation
          Portfolios, Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Antonio Canova is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

          FY 2004:  $15,904
          FY 2005:  $18,110

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(c)       Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2004:  $2,781
          FY 2005:  $3,003

          These services included review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(d)       All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(e)(1)    In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services described in each of paragraphs (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of
          Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

          FY 2004:  $157,781
          FY 2005:  $103,003

(h)       The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation
          Portfolios, Inc.'s Certified Shareholder Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By: /s/ William M. Lyons
    --------------------------------------
     Name:  William M. Lyons
     Title: President

Date:  February 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
    --------------------------------------
     Name:  William M. Lyons
     Title: President
            (principal executive officer)

Date:  February 15, 2006

By: /s/ Maryanne L. Roepke
    --------------------------------------
    Name:  Maryanne L. Roepke
    Title: Sr. Vice President, Treasurer, and
           Chief Financial Officer
           (principal financial officer)

Date:  February 15, 2006